Profit before Income Tax - Details of Profit before Income Tax (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit loss before income tax [abstract]
Employee salaries and welfare costs	¥ 20,232	¥ 20,936	¥ 19,553
Housing benefits	1,481	1,413	1,319
Contribution to the defined contribution pension plan	3,444	3,274	2,455
Depreciation and amortisation	5,291	5,328	5,164
Foreign exchange gains/(losses)	69	(645)	(119)
Remuneration in respect of audit services provided by auditors	¥ 53	¥ 53	¥ 63